employee future benefits - Future benefit payments (Details) $ in Millions	Dec. 31, 2025 CAD ($)
2 years hence
employee future benefits
Estimated future benefit payments	$ 1
Pension plans | First year
employee future benefits
Estimated future benefit payments	507
Pension plans | 2 years hence
employee future benefits
Estimated future benefit payments	517
Pension plans | 3 years hence
employee future benefits
Estimated future benefit payments	523
Pension plans | 4 years hence
employee future benefits
Estimated future benefit payments	529
Pension plans | 5 years hence
employee future benefits
Estimated future benefit payments	535
Pension plans | 5 years hence to 10 years
employee future benefits
Estimated future benefit payments	2,750
Pension plans | Funded Defined Benefit Pension Plans | First year
employee future benefits
Estimated future benefit payments	485
Pension plans | Funded Defined Benefit Pension Plans | 2 years hence
employee future benefits
Estimated future benefit payments	489
Pension plans | Funded Defined Benefit Pension Plans | 3 years hence
employee future benefits
Estimated future benefit payments	495
Pension plans | Funded Defined Benefit Pension Plans | 4 years hence
employee future benefits
Estimated future benefit payments	500
Pension plans | Funded Defined Benefit Pension Plans | 5 years hence
employee future benefits
Estimated future benefit payments	505
Pension plans | Funded Defined Benefit Pension Plans | 5 years hence to 10 years
employee future benefits
Estimated future benefit payments	2,592
Pension plans | Unfunded Defined Benefit Pension Plans | First year
employee future benefits
Estimated future benefit payments	22
Pension plans | Unfunded Defined Benefit Pension Plans | 2 years hence
employee future benefits
Estimated future benefit payments	28
Pension plans | Unfunded Defined Benefit Pension Plans | 3 years hence
employee future benefits
Estimated future benefit payments	28
Pension plans | Unfunded Defined Benefit Pension Plans | 4 years hence
employee future benefits
Estimated future benefit payments	29
Pension plans | Unfunded Defined Benefit Pension Plans | 5 years hence
employee future benefits
Estimated future benefit payments	30
Pension plans | Unfunded Defined Benefit Pension Plans | 5 years hence to 10 years
employee future benefits
Estimated future benefit payments	$ 158